22. Income Taxes (Annual) (Details Narrative)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Italy corporate tax rate	27.90%
Austrian corporate tax rate	25.00%
Canadian corporate tax rate	26.50%
Colombia corporate tax rate	31.00%
U.S. statutory rate	21.00%